Convertible redeemable preferred shares (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series A Preferred Shares
Changes of convertible redeemable preferred shares
Beginning balance	935,013	846,752
Accretion (decretion) to redeemable value	(485,517)	88,261
Conversion of convertible redeemable preferred shares into Class B common shares	(449,496)
Ending balance		935,013
Series B Preferred Shares
Changes of convertible redeemable preferred shares
Beginning balance	703,901	639,799
Accretion (decretion) to redeemable value	(366,785)	64,102
Conversion of convertible redeemable preferred shares into Class B common shares	(337,116)
Ending balance		703,901
Series C Preferred Shares
Changes of convertible redeemable preferred shares
Beginning balance	842,020	770,720
Accretion (decretion) to redeemable value	(441,573)	71,300
Conversion of convertible redeemable preferred shares into Class B common shares	(400,447)
Ending balance		842,020